February 1, 2005



U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE:     Vanguard Explorer Fund
        2-27203

Commissioners:

We respectfully submit the enclosed 74th post-effective amendment of the registration statement on Form N-1A for the Vanguard Explorer Fund (the Trust), which we are filing pursuant to Rule 485(a) of the Securities Act of 1933.

     The purposes of this post-effective amendment 74 are to: (1) disclose the addition of a new investment advisor to the Vanguard Explorer Fund (the Fund), a series of the Trust; (2) comply with new Form N-1A requirements concerning policies related to market-timing, fair-value pricing, and disclosure of portfolio holdings; (3) update the Fund's annual financial statements; and (4) effect a number of non-material editorial changes.

     The domestic fund version of the market-timing and fair-value pricing policy disclosure, and disclosure concerning the Fund's portfolio holdings disclosure policies all were included and reviewed in a previous filing under 485(a) for the Vanguard Horizon Funds, and reflects the Staff's comments on that filing. We plan to file post-effective amendment 75 of the Trust's registration statement on or about February 25, 2005. This amendment will reflect our responses to the Commission staff's comments on this post-effective amendment
74. As was discussed over the telephone with Christian Sandoe on Thursday, January 27, 2005, we plan to request an accelerated effective date of Friday, February 25, 2005, pursuant to Rule 461(a) under the Securities Act of 1933. At Mr. Sandoe's request, we plan to file our request for acceleration prior to February 25, and at such time as we incorporate any of the Staff's comments regarding post-effective amendment 74.

     We appreciate the Staff's assistance and thank you for your consideration.

Sincerely,



Lisa Matson
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:      Christian Sandoe
         U.S. Securities and Exchange Commission